UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:1

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   117 Grand Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Mark A Lazarczyk
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Mark A. Lazarczyk       Goshen, New York                DECEMBER 31, 2011
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		77
Form 13F Information Table Value Total:		$110,616

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      978    11968 SH	     SOLE	             11968        0      0
ALTRIA GROUP INC	       COM		02209S103      498    16816 SH	     SOLE		     16816	  0      0
AMGEN INC		       COM		031162100      256     3995 SH	     SOLE		      3995        0      0
AT & T INC		       COM		00206R102     2279    75388 SH	     SOLE		     75388        0      0
AUTO DATA PROCESSING	       COM		053015103     1219    22582 SH	     SOLE		     22582        0      0
BALCHEM CORP		       COM	        057665200      265     6542 SH       SOLE		      6542	  0	 0
BANK AMERICA CORP	       COM		060505104      994   178861 SH 	     SOLE		    178861        0      0
BANK OF NY MELLON CORP	       COM		064058100      956    48023 SH	     SOLE		     48023        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202      987   139234 SH	     SOLE		    139234        0      0
BEST BUY INC		       COM		086516101      765    32762 SH	     SOLE		     32762        0      0
BLACKROCK INC		       COM		09247X101      548     3079 SH	     SOLE		      3079        0      0
BOEING CO		       COM		097023105     1460    19911 SH	     SOLE		     19911        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     2734    77590 SH	     SOLE		     77590        0      0
C V S CORP DEL		       COM		126650100     2635    64621 SH	     SOLE		     64621        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1324    32615 SH	     SOLE		     32615        0      0
CHEVRONTEXACO CORP	       COM		166764100     4700    44178 SH	     SOLE		     44178        0      0
CHUBB CORPORATION	       COM		171232101     2359    34081 SH	     SOLE		     34081        0      0
CISCO SYSTEMS INC	       COM		17275R102     2117   117116 SH       SOLE		    117116        0      0
CITRIX SYSTEMS INC	       COM		177376100     2202    36265 SH	     SOLE		     36265        0      0
COMMERCIAL METALS CO	       COM		201723103      810    58618 SH	     SOLE		     58618        0      0
CONOCOPHILLIPS 		       COM		20825c104     3241    44485 SH	     SOLE		     44485	  0	 0
CORNING INC		       COM		219350105      356    27483 SH	     SOLE		     27483	  0	 0
COVIDIEN LTD		       COM		G2552X108      707    15725 SH	     SOLE		     15725	  0	 0
DOW CHEMICAL COMPANY	       COM		260543103      428    14894 SH	     SOLE		     14894	  0	 0
E M C CORP MASS		       COM		268648102      880    40881 SH	     SOLE		     40881        0      0
EMERSON ELECTRIC CO	       COM		291011104     2461    52842 SH	     SOLE		     52842        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     4999    58987 SH	     SOLE		     58987        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     2680   149671 SH	     SOLE		    149671        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1007    11140 SH	     SOLE		     11140        0      0
HALLIBURTON COMPANY	       COM		406216101     2584    74894 SH	     SOLE		     74894        0      0
HOME DEPOT INC		       COM		437076102     3156    75074 SH	     SOLE		     75074        0      0
INTEL CORP		       COM		458140100     3332   137409 SH       SOLE		    137409        0      0
INTL BUSINESS MACHINES	       COM		459200101     1698     9236 SH	     SOLE		      9236        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      668    12750 SH	     SOLE		     12750        0      0
JEFFERSONVILLE BANCORP	       COM		47559A103      374    36477 SH	     SOLE		     36477        0      0
JOHNSON & JOHNSON	       COM		478160104     4694    71587 SH	     SOLE		     71587        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1677    50451 SH	     SOLE		     50451        0      0
KRAFT FOODS INC		       COM		50075N104     1624    43486 SH	     SOLE		     43486        0      0
LOWES COMPANIES INC	       COM		548661107      222     8760 SH	     SOLE		      8760	  0	 0
M D U RESOURCES GROUP INC      COM		552690109      258    12054 SH	     SOLE		     12054        0      0
MCDONALDS CORPORATION	       COM		580135101      830     8282 SH	     SOLE		      8282        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1492    26700 SH	     SOLE		     26700        0      0
MERCK & CO INC		       COM		58933Y105     1537    40825 SH	     SOLE		     40825        0      0
METLIFE INC		       COM		59156R108      554    17794 SH	     SOLE	             17794        0      0
MICROSOFT CORP		       COM		594918104     2958   113982 SH       SOLE		    113982        0      0
NABORS INDS INC		       COM		G6359F103      584    33700 SH	     SOLE		     33700        0      0
NEW YORK COMNTY BANCORP	       COM		649445103      129    10471 SH	     SOLE		     10471	  0 	 0
NEXTRA ENERGY INC.	       COM		302571104      289     4762 SH	     SOLE		      4762        0      0
NORFOLK SOUTHERN CORP	       COM		655844108      249     3425 SH	     SOLE		      3425	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      429     7340 SH	     SOLE                     7340        0      0
OCCIDENTAL PETE CORP	       COM		674599105      250     2671 SH	     SOLE		      2671	  0	 0
ORACLE CORPORATION	       COM		68389X105     3286   128131 SH       SOLE		    128131        0      0
PEPSICO INCORPORATED	       COM		713448108     2707    40799 SH	     SOLE		     40799        0      0
PFIZER INCORPORATED	       COM		717081103     2601   120215 SH	     SOLE		    120215        0      0
PHILIP MORRIS INTL INC	       COM		718172109      413     5268 SH	     SOLE		      5268	  0	 0
PNC FINANCIAL SERVICES	       COM		693475105      543     9432 SH	     SOLE		      9432        0      0
PPL CORPORATION		       COM		69351T106      397    13505 SH	     SOLE		     13505	  0      0
PRECISION CASTPARTS CORP       COM		740189105     1371     8325 SH	     SOLE		      8325        0      0
PROCTER & GAMBLE CO	       COM		742718109     2690    40333 SH	     SOLE		     40333        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     3257   490540 SH	     SOLE	                 0        0 490540
QUALCOMM INC		       COM		747525103      450     8238 SH	     SOLE		      8238        0      0
REPUBLIC SERVICES INC	       COM		760759100      373    13545 SH	     SOLE		     13545        0      0
RSTK INTERLINK US NETWORKS     COM	        45875T905        1    45000 SH 	     SOLE                    45000        0      0
SPECTRA ENERGY CORP	       COM		847560109      355    11576 SH	     SOLE		     11576	  0      0
SUPERVALU INC		       COM		868536103      266    32780 SH	     SOLE 		     32780        0      0
SYSCO CORPORATION	       COM		871829107     1329    45325 SH	     SOLE		     45325        0      0
TEVA PHARM INDS LTD ADRF       COM		881624209      230     5711 SH	     SOLE		      5711        0      0
THE CHARLES SCHWAB CORP	       COM		808513105      228    20281 SH	     SOLE		     20281        0      0
THERMO ELECTRON CORP	       COM		883556102     2171    48290 SH	     SOLE		     48290        0      0
TIME WARNER INC		       COM		00184A105     1006    27840 SH	     SOLE		     27840        0      0
TYCO INTL LTD NEW	       COM		902124106      927    19859 SH	     SOLE		     19859        0      0
VENTANA BIOTECH INC	       COM		92277F109        0    10000 SH       SOLE		     10000        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     3187    79452 SH	     SOLE		     79452        0      0
WAL-MART STORES INC	       COM		931142103     2796    46801 SH	     SOLE		     46801        0      0
WARWICK VALLEY TELEPHONE CO    COM		936750108      794    60200 SH	     SOLE		     60200	  0      0
WATSON PHARMACEUTICALS	       COM		942683103     2113    35025 SH	     SOLE		     35025        0      0
WELLS FARGO  & CO NEW	       COM		949746101      654    23738 SH	     SOLE		     23738        0      0